Summary of Significant Accounting Policies (Details) - Schedule of Inventories - USD ($) $ in Thousands	Mar. 31, 2024	Sep. 30, 2023
Schedule of Inventories [Abstract]
Raw materials	$ 119,535	$ 153,851
Finished goods	314,676
Inventories	$ 434,211	$ 153,851